UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312

13F File Number: 028-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Vince Small
Title:    Chief Financial Officer
Phone:    (610) 727-3720

Signature, Place and Date of Signing:


/s/ Vince Small                    Berwyn, PA               November 10, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        73

Form 13F Information Table Value Total:  $403,204
                                        (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
----      --------------------     ------------------------------
(1)       028-10707                Fairfield Redstone Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2      COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6        CLM 7       COLUMN 8

                               TITLE OF                   VALUE       SHRS OR  SH/ PUT/  INVESTMENT      OTHR     VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP       (X$1000)    PRN AMT  PRN CALL  DISCRETION      MGRS  SOLE   SHARED    NONE
ACORDA THERAPEUTICS INC        COM            00484M106    5,726      240,100  SH        Shared-Defined   1           240,100
ACTIVISION BLIZZARD INC        COM            00507V109    8,179      530,087  SH        Shared-Defined   1           530,087
AGILENT TECHNOLOGIES INC       COM            00846U101    5,573      187,900  SH        Shared-Defined   1           187,900
ALASKA COMMUNICATIONS SYS GR   COM            01167P101    7,136      583,513  SH        Shared-Defined   1           583,513
APPLIED MATLS INC              COM            038222105    7,595      501,986  SH        Shared-Defined   1           501,986
ARCHER DANIELS MIDLAND CO      COM            039483102    5,896      269,100  SH        Shared-Defined   1           269,100
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW        049164205    4,108      101,900  SH        Shared-Defined   1           101,900
BROADCOM CORP                  CL A           111320107    6,481      347,900  SH        Shared-Defined   1           347,900
CA INC                         COM            12673P105    3,850      192,900  SH        Shared-Defined   1           192,900
CANADIAN SOLAR INC             COM            136635109    3,129      160,200  SH        Shared-Defined   1           160,200
CGG VERITAS                    SPONSORED ADR  204386106    5,423      170,582  SH        Shared-Defined   1           170,582
CHESAPEAKE ENERGY CORP         COM            165167107    2,582       72,000  SH        Shared-Defined   1            72,000
COGNIZANT TECHNOLOGY SOLUTIO   CL A           192446102    2,564      112,300  SH        Shared-Defined   1           112,300
COLGATE PALMOLIVE CO           COM            194162103    6,005       79,700  SH        Shared-Defined   1            79,700
CONTINENTAL RESOURCES INC      COM            212015101    3,389       86,400  SH        Shared-Defined   1            86,400
CORE LABORATORIES N V          COM            N22717107    3,789       37,400  SH        Shared-Defined   1            37,400
CORRECTIONS CORP AMER NEW      COM NEW        22025Y407    6,523      262,500  SH        Shared-Defined   1           262,500
COVANCE INC                    COM            222816100    5,685       64,300  SH        Shared-Defined   1            64,300
COVANTA HLDG CORP              COM            22282E102    4,395      183,600  SH        Shared-Defined   1           183,600
CRA INTL INC                   COM            12618T105    1,757       63,945  SH        Shared-Defined   1            63,945
CVS CAREMARK CORPORATION       COM            126650100    8,791      261,171  SH        Shared-Defined   1           261,171
CYPRESS SEMICONDUCTOR CORP     COM            232806109    1,726      330,606  SH        Shared-Defined   1           330,606
EBAY INC                       COM            278642103    5,215      233,000  SH        Shared-Defined   1           233,000
F M C CORP                     COM NEW        302491303    3,964       77,144  SH        Shared-Defined   1            77,144
FIRST SOLAR INC                COM            336433107    7,318       38,739  SH        Shared-Defined   1            38,739
FLOWERS FOODS INC              COM            343498101    4,466      152,100  SH        Shared-Defined   1           152,100
FTI CONSULTING INC             COM            302941109   10,049      139,108  SH        Shared-Defined   1           139,108
GAMESTOP CORP NEW              CL A           36467W109    8,018      234,379  SH        Shared-Defined   1           234,379
GENZYME CORP                   COM            372917104    8,192      101,277  SH        Shared-Defined   1           101,277
GEO GROUP INC                  COM            36159R103    3,183      157,500  SH        Shared-Defined   1           157,500
GILEAD SCIENCES INC            COM            375558103    9,119      199,844  SH        Shared-Defined   1           199,844
GLOBAL INDS LTD                COM            379336100    5,274      760,000  SH        Shared-Defined   1           760,000
GLOBECOMM SYSTEMS INC          COM            37956X103    2,078      237,754  SH        Shared-Defined   1           237,754
GOOGLE INC                     CL A           38259P508    5,920       14,781  SH        Shared-Defined   1            14,781
HARMONIC INC                   COM            413160102    7,907      935,700  SH        Shared-Defined   1           935,700
HURON CONSULTING GROUP INC     COM            447462102    6,405      112,400  SH        Shared-Defined   1           112,400
INTEROIL CORP                  COM            460951106    4,807      174,800  SH        Shared-Defined   1           174,800
KIRBY CORP                     COM            497266106    4,724      124,500  SH        Shared-Defined   1           124,500
LOWES COS INC                  COM            548661107    5,375      226,900  SH        Shared-Defined   1           226,900
LUMINEX CORP DEL               COM            55027E102    7,827      312,959  SH        Shared-Defined   1           312,959
MCDERMOTT INTL INC             COM            580037109    6,192      242,367  SH        Shared-Defined   1           242,367
MCKESSON CORP                  COM            58155Q103    7,473      138,879  SH        Shared-Defined   1           138,879
MONSANTO CO NEW                COM            61166W101    8,835       89,258  SH        Shared-Defined   1            89,258
NATIONAL SEMICONDUCTOR CORP    COM            637640103    5,939      345,100  SH        Shared-Defined   1           345,100
NORTH AMERN ENERGY PARTNERS    COM            656844107    4,305      415,100  SH        Shared-Defined   1           415,100
NORTHROP GRUMMAN CORP          COM            666807102    4,080       67,400  SH        Shared-Defined   1            67,400
O REILLY AUTOMOTIVE INC        COM            686091109    4,655      173,900  SH        Shared-Defined   1           173,900
OCEANEERING INTL INC           COM            675232102    3,093       58,000  SH        Shared-Defined   1            58,000
ORACLE CORP                    COM            68389X105   10,009      492,832  SH        Shared-Defined   1           492,832
OREXIGEN THERAPEUTICS INC      COM            686164104    4,354      403,500  SH        Shared-Defined   1           403,500
PACER INTL INC TENN            COM            69373H106    5,132      311,600  SH        Shared-Defined   1           311,600
PG&E CORP                      COM            69331C108    5,217      139,300  SH        Shared-Defined   1           139,300
PHASE FORWARD INC              COM            71721R406    5,606      268,100  SH        Shared-Defined   1           268,100
POLYCOM INC                    COM            73172K104    7,247      313,303  SH        Shared-Defined   1           313,303
POWER INTEGRATIONS INC         COM            739276103    6,296      261,257  SH        Shared-Defined   1           261,257
PRICE T ROWE GROUP INC         COM            74144T108    5,420      100,920  SH        Shared-Defined   1           100,920
PRICELINE COM INC              COM NEW        741503403    5,016       73,300  SH        Shared-Defined   1            73,300
QUALCOMM INC                   COM            747525103    5,556      129,300  SH        Shared-Defined   1           129,300
QUANTA SVCS INC                COM            74762E102    4,735      175,300  SH        Shared-Defined   1           175,300
RAYTHEON CO                    COM NEW        755111507    6,362      118,900  SH        Shared-Defined   1           118,900
RIVERBED TECHNOLOGY INC        COM            768573107    3,225      257,600  SH        Shared-Defined   1           257,600
ROCKWOOD HLDGS INC             COM            774415103    3,539      137,900  SH        Shared-Defined   1           137,900
SAPIENT CORP                   COM            803062108    5,860      788,632  SH        Shared-Defined   1           788,632
SBA COMMUNICATIONS CORP        COM            78388J106    6,664      257,600  SH        Shared-Defined   1           257,600
SHIRE LIMITED                  SPONSORED ADR  82481R106    5,888      123,300  SH        Shared-Defined   1           123,300
SOUTHWEST AIRLS CO             COM            844741108    5,762      397,100  SH        Shared-Defined   1           397,100
SUPERIOR ENERGY SVCS INC       COM            868157108    4,845      155,600  SH        Shared-Defined   1           155,600
TASER INTL INC                 COM            87651B104    3,494      488,621  SH        Shared-Defined   1           488,621
TD AMERITRADE HLDG CORP        COM            87236Y108    3,877      232,600  SH        Shared-Defined   1           232,600
TITAN MACHY INC                COM            88830R101    4,961      238,376  SH        Shared-Defined   1           238,376
TRANSOCEAN INC NEW             SHS            G90073100    9,242       84,138  SH        Shared-Defined   1            84,138
UNITED THERAPEUTICS CORP DEL   COM            91307C102    5,017       47,700  SH        Shared-Defined   1            47,700
WEATHERFORD INTERNATIONAL LT   COM            G95089101    5,165      205,460  SH        Shared-Defined   1           205,460

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